Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2023
Current tax
Adjustments in respect of prior periods	$ 2,186	$ 141
Income tax	$ 2,186	$ 141